Vista Outdoor Inc. - 10-K Employee Benefit Plans (Defined Contribution Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Vista Outdoor Inc.
Defined Contribution Plan Disclosure [Line Items]
Contribution cost recognized	$ 21,399	$ 22,298	$ 20,462